EQUITY (Details) - Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
1.49
Number of options outstanding	60,000	60,000
Range of Weighted Average Remaining Contractual Life (Years)	4 years 29 days	4 years 3 months 26 days
Weighted Average Exercise Price ($)	$ 1.49	$ 1.49
Number options Exercisable	60,000	60,000
Weighted Average options Exercise Price	$ 1.49	$ 1.49
1.00
Number of options outstanding	230,000	230,000
Range of Weighted Average Remaining Contractual Life (Years)	3 years 7 days	3 years 3 months 8 days
Weighted Average Exercise Price ($)	$ 1.00	$ 1
Number options Exercisable	110,000	10,000
Weighted Average options Exercise Price	$ 1.00	$ 1
2.50
Number of options outstanding	120,000
Range of Weighted Average Remaining Contractual Life (Years)	4 years 9 months 3 days
Weighted Average Exercise Price ($)	$ 2.5
Number options Exercisable	30,000
Weighted Average options Exercise Price	$ 2.5
0.50-2.50
Number of options outstanding	2,410,000
Range of Weighted Average Remaining Contractual Life (Years)	7 years 11 months 23 days
Weighted Average Exercise Price ($)	$ 0.67
Number options Exercisable	977,778
Weighted Average options Exercise Price	$ 0.68
0.50
Number of options outstanding	2,000,000	2,000,000
Range of Weighted Average Remaining Contractual Life (Years)	8 years 10 months 14 days	9 years 1 month 9 days
Weighted Average Exercise Price ($)	$ 0.5	$ 0.50
Number options Exercisable	777,778	611,111
Weighted Average options Exercise Price	$ 0.50	$ 0.50
0.50-1.49
Number of options outstanding		2,290,000
Range of Weighted Average Remaining Contractual Life (Years)		8 years 4 months 24 days
Weighted Average Exercise Price ($)		$ 0.58
Number options Exercisable		681,111
Weighted Average options Exercise Price		$ 0.59